FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Financial Liabilities Excluding Derivatives - The Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Financial Liabilities Excluding Derivatives [Line Items]
At 1 January	£ 535,063
At 31 December	553,234	£ 535,063
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Financial Liabilities Excluding Derivatives [Line Items]
At 1 January	47	0
Gains recognised in the income statement within other income	0	1
Redemptions	(2)	(5)
Transfers into the level 3 portfolio	0	51
Transfers out of the level 3 portfolio	0	0
At 31 December	45	47
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ 0	£ 0